Related Party Transactions	9 Months Ended
Mar. 31, 2023
Related Party Transactions.
Related Party Transactions

10.Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, and include directors and officers of the Company.

Compensation to key management is comprised of the following:

	Three months ended		Nine months ended
		March 31,		March 31,
	2023	2022	2023	2022
Management fees	$554,832	$1,484,715	$1,579,136	$2,224,949
Share-based payments	-	-	-	940,268
	554,832	1,484,715	1,579,136	3,165,217

As at March 31, 2023, there is $175,428 (June 30, 2022: $287,063) in accounts payable and accrued liabilities owing to officers of the Company. Amounts due to/from the key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.

On June 17, 2022, the Company entered into a Master Services Agreement (“the MSA”) with Telescope Innovations Corp. (“Telescope”). Robert Mintak, CEO of the Company and Dr. Andy Robinson, President and COO of the Company are directors of Telescope Innovations Corp. Under the MSA, Telescope will provide various research and development (“R&D”) services for the purpose of developing new technologies. The Company will fund an initial project for one year under the MSA, which will aim to evaluate the use of captured CO2 in the Company’s various chemical processes, as well as investigating the potential for permanent geological sequestration of CO2 within the lithium brine extraction and reinjection processes contemplated by the Company. Other R&D projects may be performed for the Company by Telescope as required. The Company incurred $591,549 (March 31, 2022: $Nil) of costs related to this agreement during the period ended March 31, 2023.

Amounts due to Telescope are non-interest bearing, unsecured and have no fixed terms of repayment.

As at March 31, 2023, there is $57,708 (June 30, 2022: $793,310) in accounts payable and accrued liabilities owing to Telescope Innovations Corp.